Private Placement Warrants (Details) - Schedule of inputs and significant assumptions including volatility - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inputs And Significant Assumptions Including Volatility Abstract
Stock price (in Dollars per share)	$ 1.46	$ 1.18	$ 2.75
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Risk-free interest rate	4.39%	0.99%	0.28%
Expected term (in years)	2 years 1 month 13 days	3 years 1 month 13 days	4 years 1 month 13 days
Expected dividend yield
Expected volatility	60.00%	48.30%	45.50%